Document and Entity Information	Nov. 22, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	UGI CORP /PA/
Amendment Flag	false
Entity Central Index Key	0000884614
Document Type	8-K
Document Period End Date	Nov. 22, 2021
Entity Incorporation State Country Code	PA
Entity File Number	1-11071
Entity Tax Identification Number	23-2668356
Entity Address, Address Line One	460 North Gulph Road
Entity Address, City or Town	King of Prussia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19406
City Area Code	610
Local Phone Number	337-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock Including Additional Paid in Capital [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, without par value
Trading Symbol	UGI
Security Exchange Name	NYSE
Ugi Performance Units And Stock Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	Corporate Units
Trading Symbol	UGIC
Security Exchange Name	NYSE